Average Annual Total Returns{- Fidelity® Telecom and Utilities Fund} - 01.31 Fidelity Telecom and Utilities Fund PRO-06 - Fidelity® Telecom and Utilities Fund	Fidelity Telecom and Utilities Fund-Default Return Before Taxes Past 1 year	Fidelity Telecom and Utilities Fund-Default Return Before Taxes Past 5 years	Fidelity Telecom and Utilities Fund-Default Return Before Taxes Past 10 years	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions Past 5 years	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions Past 10 years	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	RS018 Past 1 year	RS018 Past 5 years	RS018 Past 10 years
Total	2.10%	11.03%	10.36%	1.14%	9.50%	9.26%	1.83%	8.57%	8.37%	18.40%	15.22%	13.88%	(1.86%)	9.59%	9.70%